9. FAIR VALUE MEASUREMENT (Details - Assumptions)	9 Months Ended
Dec. 31, 2014
Warrants [Member] | Minimum [Member]
Fair Value Assumptions and Methodology for Assets and Liabilities
Risk free interest rate	0.02%
Average expected life	3 months
Expected volatility	58.00%
Warrants [Member] | Maximum [Member]
Fair Value Assumptions and Methodology for Assets and Liabilities
Risk free interest rate	2.04%
Average expected life	3 years
Expected volatility	103.10%
Fair Value Inputs Level 3 [Member]
Fair Value Assumptions and Methodology for Assets and Liabilities
Expected dividends	0.00%